Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 198,800	[1],[2],[3]	¥ 163,164		¥ 129,150
Changes that directly affected Income tax expense	(38,055)		(4,118)		16,196
Expiration of net operating loss carryforwards	0		0		0
Others	73,246		39,754		17,818
Total	73,246		39,754		17,818
Balance at end of fiscal year	¥ 233,991	[1],[2],[3]	¥ 198,800	[1],[2],[3]	¥ 163,164

[1]	The amount includes ¥24,978 million and ¥25,128 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,978 million and ¥25,128 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥37,517 million and ¥99,994 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2023 and 2024, respectively. The amount is fully offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2026 and 2027, respectively.
[3]	The amount includes ¥49,393 million and ¥9,186 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥43,488 million and ¥4,205 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.